Property, Plant, and Equipment - Narrative (Details) - Revelyst Business - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 4,309	$ 4,956	$ 20,545	$ 19,158	$ 15,930
Selling, general, and administrative	$ 91,277	$ 89,659	375,212	$ 333,923	$ 273,731
Fire
Property, Plant and Equipment [Line Items]
Accruals for insurance recoveries			3,242
Impairment expense of damaged fixed assets			4,242
Selling, general, and administrative			$ 1,000
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life (in years)			1 year
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life (in years)			10 years
Buildings and improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful life (in years)			1 year
Buildings and improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful life (in years)			30 years